Long-Term Debt, Excluding Current Maturities (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt, Excluding Current Maturities [Abstract]
Schedule Of Long-Term Debt

	Annual
	interest rate at
	December 31	December 31
	2012	2012	2011
	%
Linkage terms
U.S. dollar	1.88- 5	1,133	950
NIS - linked to the CPI	4.5- 6.5	-	57
Euro	2.17- 3	95	554
NIS - linked to the Prime rate	P+ 0.9- P+ 3	980	472
NIS - not linked	7.6- 8.4	-	746

		2,208	2,779
Less - current maturities (banks and others)		(1,480)	(1,175)

		728	1,604

Schedule Of Maturities Of Long-Term Debt

Long-Term
Loan
First year	1,480
Second year	259
Third year and thereafter	469

2,208